Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 – Intangible Assets

The Company capitalizes the initial expense related to establishing patents by country and then amortizes the expense over the life of the patent, typically 20 years. It then expenses annual filing fees to maintain the patents. The Company regularly reviews the value of its patents in the marketplace in proportion to the expense it must spend to maintain the patent. The Company fully impaired its patents as of December 31, 2022.

During the three months ended September 30, 2023, and 2022, the Company recorded amortization expenses related to patents of $0 and $453, respectively.

During the nine months ended September 30, 2023, and 2022, the Company recorded amortization expenses related to patents of $0 and $1,357, respectively.

The trademarks have an indefinite life and therefore are not amortized. Trademarks are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable. The Company fully impaired its trademarks as of December 31, 2022.

Note 7 – Intangible Assets

Components of intangible assets are as follows:

	December 31, 2022	December 31, 2021
Trademarks	$-	$110,842
Patents	-	95,355
Accumulated amortization	-	(74,104)
Total patent costs, net	$-	$132,093

The Company capitalizes the initial expense related to establishing patents by country and then amortizes the expense over the life of the patent, typically 20 years. It then expenses annual filing fees to maintain the patents. The Company regularly reviews the value of its patents in the marketplace in proportion to the expense it must spend to maintain the patent.

During the years ended December 31, 2022, and 2021, the Company recorded amortization expenses related to patents of $1,809 and $1,809, respectively.

The trademarks have an indefinite life and therefore are not amortized. Trademarks are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.

As of December 31, 2022 the Company recorded an impairment loss of $132,227 related to trademarks and patents.